INVESTMENTS IN ASSOCIATES - RECONCILIATION OF SUMMARISED FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Profit for the year	¥ 747,964	$ 107,439	[1]	¥ 779,034	¥ 1,011,768
Associates [member]
Disclosure of associates [line items]
Opening net assets	370,868			356,221	342,049
Profit for the year	(14,364)			14,647	14,172
Closing net assets	¥ 356,504			¥ 370,868	¥ 356,221
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 174,686			¥ 181,725	¥ 174,548
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Opening net assets	239,651			228,612	216,387
Profit for the year	(23,350)			11,039	12,225
Closing net assets	¥ 216,301			¥ 239,651	¥ 228,612
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 105,987			¥ 117,429	¥ 112,020
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Opening net assets	131,217			127,609	125,662
Profit for the year	8,986			3,608	1,947
Closing net assets	¥ 140,203			¥ 131,217	¥ 127,609
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 68,699			¥ 64,296	¥ 62,528

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.